Commitments and Contingencies (Details Narrative) (10K) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 06, 2017	Jan. 30, 2017	Dec. 20, 2016	Dec. 02, 2016	Mar. 31, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Lease expiry date						Expire through 2022.	Expire through 2022.
Rent expense							$ 3,026	$ 2,953
Number of shares issued, value					$ 32,718
Closing price					$ 10.29	$ 10.29
Minimum [Member]
Lease term							36 months
Maximum [Member]
Lease term							4 years
Employment Agreement [Member] | Chief Executive Officer [Member]
Initial base salary				$ 465		$ 540
Employment Agreement [Member] | Chief Executive Officer [Member] | Before June 30, 2018 [Member]
Severance payments				930
Employment Agreement [Member] | Chief Executive Officer [Member] | After June 30, 2018 [Member]
Severance payments				$ 697
Employment Agreement [Member] | Vice President [Member]
Initial base salary			$ 265
Severance payments			$ 132
Employment Agreement [Member] | Chief Financial Officer [Member]
Initial base salary	$ 325					$ 325
Severance payments	$ 325
Separation Agreement [Member] | Chief Financial Officer [Member]
Estimated remaining aggregate liability							$ 155
Merger Agreement [Member]
Transaction incentive plan expire date		Oct. 31, 2020				Oct. 31, 2020
Cash held in escrow		$ 1,510
Merger Agreement [Member] | Holdco [Member]
Cash held in escrow		$ 250
Number of shares issued		51,893
Number of shares issued, value		$ 454
Closing price		$ 8.75